Share-Based Payment Arrangements - Summary Of Share-Based Compensation (Detail) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Explanation Of Effect Of Share Based Payments On Profit Or Loss [Line Items]
Expense from share-based payment transactions	$ 191,528	$ 360,645	$ 444,461	$ 735,919	$ 1,867,915	$ 1,454,235	$ 1,468,361
Stock Options [Member]
Explanation Of Effect Of Share Based Payments On Profit Or Loss [Line Items]
Expense from share-based payment transactions	128,441	116,892	320,588	247,790	908,293	677,452	820,613
Restricted Share Units [Member]
Explanation Of Effect Of Share Based Payments On Profit Or Loss [Line Items]
Expense from share-based payment transactions	$ 63,087	$ 243,753	$ 123,873	$ 488,129	$ 959,622	$ 776,783	$ 647,748